Acquisitions, Goodwill and Other Intangible Assets (Other Intangible Assets, Net) (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Acquisitions, Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets subject to amortization	$ 16,790	$ 17,688
Indefinite-lived intangible assets	100	109
Total	$ 16,890	$ 17,798